EDWARD D. JONES & CO. DAILY PASSPORT CASH TRUST
Supplement to Prospectus dated April 30, 1998


At a special meeting to be held on March 29, 1999, shareholders of the Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of April 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider proposals:

         1)   To elect nine Trustees.

         2)   To ratify the selection of the Trust's independent auditors.

         3)   To make changes to the Trust's fundamental investment policies:

               a) To amend the Trust's fundamental investment policy on diversification of its investments;

               b)   To  make   non-fundamental,   and  to  amend,   the  Trust's
                    fundamental investment policy regarding the maturity of money market instruments;

               c)   To  make   non-fundamental,   and  to  amend,   the  Trust's
                    fundamental    investment   policy   regarding    restricted
                    securities;

               d) To make non-fundamental the Trust's policy prohibiting investment in securities to exercise control of an issuer;

               e) To make non-fundamental, and to amend, the Trust's ability to invest in the securities of other investment companies; and

               f)   To amend the Trust's fundamental investment policy regarding
                    borrowing  to  permit  the  purchase  of  securities   while
                    borrowings are outstanding.

         4) To eliminate certain of the Trust's fundamental investment policies:

               a) To remove the Trust's fundamental investment policy on investing in new issuers;

               b) To remove the Trust's fundamental investment policy on investing in oil, gas, and minerals;

               c) To remove the Trust's fundamental investment policy on investing in issuers whose securities are owned by Officers and Trustees;

               d) To remove the Trust's fundamental investment policy on investing in options; and

               e)   To  remove  the  Trust's   fundamental   investment   policy
                    regarding the average maturity of securities in the Trust's portfolio.

         5) To approve or disapprove amendments and restatements to the Trust's Declaration of Trust:

               a)   To permit the Trust to add series and classes of shares;

               b) To require the approval of a majority of the outstanding voting shares in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

               c) To permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.




                                                                January 29, 1999




Edward Jones
201 Progress Parkway
Maryland Heights, Missouri 63043
1-800-331-2451
Distributor

Cusip 480023100
G02539-02 (1/99)